Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 24,600	$ 1,100	$ 29,600	$ (5,300)
Total comprehensive income	24,600	1,100	29,600	(5,300)
Shareholders of Himalaya Shipping Ltd.	24,600	1,100	29,600	(5,300)
Non-controlling interests	$ 0	$ 0	$ 0	$ 0